Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	9
Outstanding letters of credit	$ 7,172,000
Additional financing to complete construction	213,255,000
Total contingent purchase obligations	79,963,000
Operating lease obligations relating to certain ground leases	699,990,000
Rental expense relating to company office space	1,534,000	1,901,000	1,280,000
Aggregate future minimum rentals to be received	47,632,000
Gross assets under capital lease recorded in real property	186,343,000
Outstanding construction financings for leased properties	162,984,000	189,502,000
Accumulated Depreciation assets under capital lease recorded in real property	$ 8,639,000